UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.9%
Consumer Discretionary—14.4%
Big Lots, Inc. (3)	102,570	$5,150
Macy’s, Inc.	132,850	4,757
Mattel, Inc.	140,570	3,873
Target Corp.	110,330	7,969
TJX Cos., Inc. (The)	96,720	7,267

		29,016

Consumer Staples—11.0%
ConAgra Brands, Inc.	246,630	9,754
Koninklijke Ahold Delhaize NV Sponsored ADR	296,126	6,216
Lamb Weston Holdings, Inc.(2)	159,830	6,049

		22,019

Energy—11.3%
Devon Energy Corp.	144,890	6,617
Occidental Petroleum Corp.	99,960	7,120
ONEOK, Inc.	155,970	8,954

		22,691

Health Care—2.6%
Perrigo Co. plc	63,640	5,297

Industrials—25.2%
Arconic, Inc.	310,040	5,748
Emerson Electric Co.	105,139	5,861
HD Supply Holdings, Inc.(2) Johnson Controls International plc	173,440 146,443	7,373 6,032
Owens Corning, Inc.	102,250	5,272
Raytheon Co.	55,540	7,887
Republic Services, Inc.	135,682	7,741
USG Corp.(2)	165,400	4,777

		50,691

Materials—26.0%
Allegheny Technologies, Inc.(3)	273,370	4,355
Ball Corp.	89,590	6,726
Crown Holdings, Inc.(2)	139,630	7,340
Dow Chemical Co. (The)	122,850	7,029
FMC Corp.	89,530	5,064
International Paper Co.	121,016	6,421
Owens-Illinois, Inc.(2)	557,150	9,700

	SHARES	VALUE
Materials—(continued)
Sealed Air Corp.	120,990	$5,486

		52,121

Real Estate—3.0%
Weyerhaeuser Co.	201,720	6,070

Utilities—4.4%
Dominion Resources, Inc.	114,090	8,738

TOTAL COMMON STOCKS (Identified Cost $127,627)		196,643

TOTAL LONG TERM INVESTMENTS—97.9% (Identified Cost $127,627)		196,643

SHORT-TERM INVESTMENT—1.4%
Money Market Mutual Fund—1.4%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.440%)(5)	2,862,230	2,862

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,862)		2,862

SECURITIES LENDING COLLATERAL—4.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.670%)(4)(5)	9,658,125	9,658

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $9,658)		9,658

TOTAL INVESTMENTS—104.1% (Identified Cost $140,147)		209,163	(1)
Other assets and liabilities, net—(4.1)%		(8,311)

NET ASSETS—100.0%		$200,852

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

(5)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments 1

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Netherlands	3
Ireland	3

Total	100%

† % of total investments as of December 31, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$196,643	$196,643
Short-Term Investment	2,862	2,862
Securities Lending Collateral	9,658	9,658

Total Investments	$209,163	$209,163

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—27.5%
Consumer Discretionary—2.3%
BorgWarner, Inc.	10,696	$422
Delphi Automotive plc	5,881	396
Harman International Industries, Inc.	5,079	564
Horton (D.R.), Inc.	10,992	300
Lennar Corp. Class A	7,238	311
Netflix, Inc.(2)	3,737	463
News Corp. Class A	25,797	296
Royal Caribbean Cruises Ltd.	5,120	420
Under Armour, Inc. Class A(2)	8,048	234
Wynn Resorts Ltd.	4,241	367

		3,773

Energy—7.8%
Anadarko Petroleum Corp.	8,798	614
Apache Corp.	9,022	573
Baker Hughes, Inc.	7,491	487
Chesapeake Energy Corp.(2)	113,353	796
Cimarex Energy Co.	3,115	423
Concho Resources, Inc.(2)	3,357	445
ConocoPhillips	9,458	474
Devon Energy Corp.	12,707	580
Diamond Offshore Drilling, Inc. (2)	18,788	333
EOG Resources, Inc.	4,001	405
FMC Technologies, Inc.(2)	14,844	527
Halliburton Co.	8,452	457
Helmerich & Payne, Inc.	6,292	487
Hess Corp.	8,049	501
Kinder Morgan, Inc.	18,168	376
Marathon Oil Corp.	36,625	634
Marathon Petroleum Corp.	10,373	522
Murphy Oil Corp.	17,834	555
Newfield Exploration Co.(2)	9,942	403
Noble Energy, Inc.	11,349	432
ONEOK, Inc.	8,679	498
Pioneer Natural Resources Co.	2,004	361
Southwestern Energy Co.(2)	24,602	266
Tesoro Corp.	4,719	413
Transocean Ltd.(2)	45,815	675
Williams Cos., Inc. (The)	25,011	779

		13,016

	SHARES	VALUE
Financials—9.6%
Affiliated Managers Group, Inc.(2)	3,274	$476
Ameriprise Financial, Inc.	4,038	448
Bank of America Corp.	27,114	599
Bank of New York Mellon Corp. (The)	8,989	426
BlackRock, Inc.	976	371
Capital One Financial Corp.	5,152	449
Charles Schwab Corp. (The)	14,853	586
Citigroup, Inc.	9,199	547
Citizens Financial Group, Inc.	14,575	519
Comerica, Inc.	8,767	597
E*Trade Financial Corp.(2)	17,625	611
Fifth Third Bancorp.	20,269	547
Franklin Resources, Inc.	9,883	391
Goldman Sachs Group, Inc. (The)	2,159	517
Huntington Bancshares, Inc.	35,903	475
Invesco Ltd.	14,781	448
JPMorgan Chase & Co.	5,462	471
KeyCorp.	31,448	575
Legg Mason, Inc.	11,487	344
Lincoln National Corp.	9,988	662
MetLife, Inc.	9,638	519
Moody’s Corp.	3,340	315
Morgan Stanley	14,643	619
Navient Corp.	27,486	452
Northern Trust Corp.	5,538	493
Principal Financial Group, Inc.	8,786	508
Prudential Financial, Inc.	5,410	563
Regions Financial Corp.	43,698	628
State Street Corp.	5,705	443
SunTrust Banks, Inc.	8,881	487
Unum Group	10,401	457
Zions Bancorporation	13,765	592

		16,135

Health Care—1.3%
Alexion Pharmaceuticals, Inc.(2)	2,708	331
Celgene Corp.(2)	3,252	377
Endo International plc(2)	18,554	306
Illumina, Inc.(2)	2,026	259
Mallinckrodt plc(2)	5,033	251
Regeneron Pharmaceuticals, Inc.(2)	869	319
Vertex Pharmaceuticals, Inc.(2)	4,087	301

		2,144

See Notes to Schedules of Investments

1

VIRTUS ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—1.0%
American Airlines Group, Inc.	9,453	$441
Arconic, Inc.	12,068	224
Ryder System, Inc.	5,945	443
United Rentals, Inc.(2)	5,495	580

		1,688

Information Technology—3.3%
Autodesk, Inc.(2)	5,461	404
Broadcom Ltd.	2,181	386
Citrix Systems, Inc.(2)	4,155	371
Cognizant Technology Solutions Corp. Class A(2)	6,023	337
First Solar, Inc.(2)	10,064	323
Hewlett Packard Enterprise Co.	15,374	356
HP, Inc.	23,781	353
Micron Technology, Inc.(2)	29,805	653
Qorvo, Inc.(2)	7,939	419
salesforce.com, Inc.(2)	4,463	306
Seagate Technology plc	12,009	458
Skyworks Solutions, Inc.	6,067	453
Western Digital Corp.	9,864	670

		5,489

Materials—1.4%
Alcoa Corp.	4,022	113
FMC Corp.	7,431	420
Freeport-McMoRan, Inc.(2)	54,938	725
LyondellBasell Industries N.V. Class A	4,418	379
Owens-Illinois, Inc.(2)	20,036	349
WestRock Co.	8,057	409

		2,395

Real Estate—0.6%
CBRE Group, Inc. Class A(2)	14,448	455
Host Hotels & Resorts, Inc.	26,559	500

		955

Telecommunication Services—0.2%
Level 3 Communications, Inc.(2)	7,333	413

TOTAL COMMON STOCKS (Identified Cost $40,274)		46,008

EXCHANGE-TRADED FUNDS(4)—71.4%
Energy Select Sector SPDR Fund	175,884	13,248
Financial Select Sector SPDR Fund	632,522	14,706
Industrial Select Sector SPDR Fund	203,701	12,674

	SHARES	VALUE
Materials Select Sector SPDR Fund	262,345	$13,038
SPDR S&P 500® ETF Trust	117,924	26,360
Vanguard S&P 500 Index Fund(3)	192,641	39,551

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $111,103)		119,577

	CONTRACTS
PURCHASED OPTIONS—0.1%
Call Options—0.0%
S&P 500® Index expiration 01/04/17 strike price $2,375	239	2
S&P 500® Index expiration 01/06/17 strike price $2,370	443	4
S&P 500® Index expiration 01/11/17 strike price $2,375	239	5
S&P 500® Index expiration 01/13/17 strike price $2,375	439	11

		22

Put Options—0.1%
S&P 500® Index expiration 01/04/17 strike price $2,160	239	23
S&P 500® Index expiration 01/06/17 strike price $2,145	443	41
S&P 500® Index expiration 01/11/17 strike price $2,135	239	44
S&P 500® Index expiration 01/13/17 strike price $2,100	439	75

		183

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $179)		205

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $151,556)		165,790

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.0% (Identified Cost $151,556)		165,790	(1)

See Notes to Schedules of Investments

2

VIRTUS ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE
WRITTEN OPTIONS—(0.3)%
Call Options—(0.0)%
S&P 500® Index expiration 01/04/17 strike price $2,325	239	$(3)
S&P 500® Index expiration 01/06/17 strike price $2,320	443	(11)
S&P 500® Index expiration 01/11/17 strike price $2,325	239	(11)
S&P 500® Index expiration 01/13/17 strike price $2,325	439	(24)

		(49)

Put Options—(0.3)%
S&P 500® Index expiration 01/04/17 strike price $2,210	239	(50)
S&P 500® Index expiration 01/06/17 strike price $2,195	443	(128)
S&P 500® Index expiration 01/11/17 strike price $2,185	239	(129)
S&P 500® Index expiration 01/13/17 strike price $2,150	439	(145)

		(452)

TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $435)		(501	) (1)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.7% (Identified Cost $151,121)		165,289

Other assets and liabilities, net—1.3%		2,242

NET ASSETS—100.0%		$167,531

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is segregated as collateral for written options.
(4)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$46,008	$46,008	$—
Exchange-Traded Funds	119,577	119,577	—
Purchased Options	205	161	44

Total Investments before written options	$165,790	$165,746	$44

Liabilities:
Equity Securities:
Written Options	$(501)	$(501)	$—

Total Investments net of written options	$165,289	$165,245	$44

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.4%
Consumer Discretionary—9.5%
Ross Stores, Inc.	28,904	$1,896
Sally Beauty Holdings, Inc.(2)	63,075	1,666
TripAdvisor, Inc.(2)	30,014	1,392
Wynn Resorts Ltd.	14,022	1,213

		6,167

Consumer Staples—5.8%
Church & Dwight Co., Inc.	27,248	1,204
Monster Beverage Corp.(2)	57,849	2,565

		3,769

Energy—5.2%
Core Laboratories NV(3)	15,345	1,842
Dril-Quip, Inc.(2)	25,255	1,517

		3,359

Financials—15.4%
Bank of The Ozarks, Inc.	55,550	2,921
First Financial Bankshares, Inc.(3)	36,565	1,653
Moody’s Corp.	12,725	1,199
RLI Corp.	21,109	1,333
Signature Bank(2)	19,454	2,922

		10,028

Health Care—19.3%
Cooper Cos, Inc. (The)	11,498	2,011
DENTSPLY SIRONA, Inc.	39,343	2,271
Edwards Lifesciences Corp.(2)	13,843	1,297
Globus Medical, Inc. Class A(2)	117,910	2,926
West Pharmaceutical Services, Inc.	17,100	1,451
Zoetis, Inc.	49,224	2,635

		12,591

Industrials—20.4%
AMETEK, Inc.	60,550	2,943
Equifax, Inc.	11,929	1,410
Exponent, Inc.	32,740	1,974
Graco, Inc.	23,805	1,978
Nordson Corp.	22,237	2,492
WABCO Holdings, Inc.(2)	23,955	2,543

		13,340

	SHARES	VALUE
Information Technology—17.6%
Amphenol Corp. Class A	39,433	$2,650
Aspen Technology, Inc.(2)	46,942	2,567
Broadridge Financial Solutions, Inc.	32,510	2,155
Intuit, Inc.	17,181	1,969
Skyworks Solutions, Inc.	29,010	2,166

		11,507

Materials—4.2%
Axalta Coating Systems Ltd.(2)	47,400	1,289
International Flavors & Fragrances, Inc.	12,339	1,454

		2,743

TOTAL COMMON STOCKS (Identified Cost $56,863)		63,504

TOTAL LONG TERM INVESTMENTS—97.4% (Identified Cost $56,863)		63,504

SECURITIES LENDING COLLATERAL—3.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.670%)(4)(5)	2,507,311	2,507

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,507)		2,507

TOTAL INVESTMENTS—101.2% (Identified Cost $59,370)		66,011	(1)
Other assets and liabilities, net—(1.2)%		(767)

NET ASSETS—100.0%		$65,244

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$63,504	$63,504
Securities Lending Collateral	2,507	2,507

Total Investments	$66,011	$66,011

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%
Consumer Discretionary—24.5%
Ctrip.Com International Ltd. ADR(2)	44,075	$1,763
Discovery Communications, Inc. Class A(2)	49,080	1,345
Domino’s Pizza, Inc.	21,325	3,396
Expedia, Inc.	12,761	1,446
Netflix, Inc.(2)	26,100	3,231
Pool Corp.	27,625	2,882
Ross Stores, Inc.	32,265	2,117
TripAdvisor, Inc.(2)	20,610	956
Under Armour, Inc. Class A(2)	17,045	495
Under Armour, Inc. Class C(2)	17,502	440
Wynn Resorts Ltd.	25,160	2,177

		20,248

Consumer Staples—11.1%
Brown-Forman Corp. Class B	45,060	2,024
McCormick & Co., Inc.	20,890	1,950
Mead Johnson Nutrition Co.	21,925	1,551
Monster Beverage Corp.(2)	82,600	3,663

		9,188

Energy—5.4%
Cabot Oil & Gas Corp.	62,895	1,469
Core Laboratories N.V.(3)	15,720	1,887
Oceaneering International, Inc.	37,135	1,048

		4,404

Financials—7.9%
Financial Engines, Inc.	50,325	1,849
MarketAxess Holdings, Inc.	20,110	2,955
Northern Trust Corp.	19,450	1,732

		6,536

Health Care—12.0%
BioMarin Pharmaceutical, Inc.(2)	18,880	1,564
DENTSPLY SIRONA, Inc.	35,765	2,065
Diplomat Pharmacy, Inc.(2)	25,460	321
Healthequity, Inc.(2)	64,540	2,615
Illumina, Inc.(2)	6,230	797
Kite Pharma, Inc.(2)(3)	15,560	698
Zoetis, Inc.	34,770	1,861

		9,921

	SHARES	VALUE
Industrials—9.4%
Kansas City Southern	14,640	$1,242
Middleby Corp. (The)(2)	16,050	2,067
MSC Industrial Direct Co., Inc. Class A	21,895	2,023
Roper Technologies, Inc.	8,440	1,545
Wabtec Corp.	10,900	905

		7,782

Information Technology—28.4%
Amphenol Corp. Class A	43,455	2,920
Autohome, Inc. ADR(2)	52,830	1,336
CoStar Group, Inc.(2)	10,320	1,945
Ellie Mae, Inc.(2)	42,920	3,592
Fair Isaac Corp.	11,380	1,357
Gartner, Inc.(2)	25,955	2,623
MercadoLibre, Inc.	19,835	3,097
Paycom Software, Inc.(2)	34,420	1,566
Workday, Inc. Class A(2)	21,045	1,391
Yandex N.V. Class A(2) Yelp, Inc.(2)	93,615 44,700	1,884 1,704

		23,415

Materials—1.0%
Ball Corp.	10,990	825

TOTAL COMMON STOCKS (Identified Cost $60,566)		82,319

TOTAL LONG TERM INVESTMENTS—99.7% (Identified Cost $60,566)		82,319

SECURITIES LENDING COLLATERAL—3.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.670%)(4)(5)	2,597,047	2,597

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,597)		2,597

TOTAL INVESTMENTS—102.8% (Identified Cost $63,163)		84,916	(1)
Other assets and liabilities, net—(2.8)%		(2,353)

NET ASSETS—100.0%		$82,563

Abbreviation:

ADR	American Depositary Receipt

See Notes to Schedules of Investments

1

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
China	4
Russia	2

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$82,319	$82,319
Securities Lending Collateral	2,597	2,597

Total Investments	$84,916	$84,916

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.5%
Consumer Discretionary—8.6%
Las Vegas Sands Corp.	16,507	$882
Lowe’s Cos., Inc.	35,169	2,501
TJX Cos., Inc. (The)	28,157	2,115

		5,498

Consumer Staples—6.8%
Dr. Pepper Snapple Group, Inc.	16,844	1,527
Hormel Foods Corp.	49,930	1,738
Kimberly-Clark Corp.	9,345	1,067

		4,332

Energy—10.0%
Core Laboratories N.V.(2)	12,705	1,525
Exxon Mobil Corp.	16,737	1,511
Halliburton Co.	34,366	1,859
Occidental Petroleum Corp.	21,204	1,510

		6,405

Financials—27.7%
Charles Schwab Corp. (The)	59,509	2,349
CME Group, Inc.	19,844	2,289
Marsh & McLennan Cos., Inc.	38,746	2,619
Moody’s Corp.	10,168	958
PNC Financial Services Group, Inc. (The)	29,383	3,437
Travelers Cos., Inc. (The)	21,061	2,578
U.S. Bancorp	67,035	3,443

		17,673

Health Care—9.3%
Becton, Dickinson & Co.	14,130	2,339
Medtronic plc	23,844	1,699
Zoetis, Inc.	35,889	1,921

		5,959

Industrials—17.9%
3M Co.	11,771	2,102
Honeywell International, Inc.	17,429	2,019
Illinois Tool Works, Inc.	16,206	1,984
Snap-on, Inc.	11,284	1,933
Wabtec Corp.	15,658	1,300
Waste Management, Inc.	29,768	2,111

		11,449

	SHARES	VALUE
Information Technology—8.3%
Accenture plc Class A	15,073	$1,765
Analog Devices, Inc.	26,671	1,937
Broadridge Financial Solutions, Inc.	23,904	1,585

		5,287

Materials—5.6%
PPG Industries, Inc.	17,176	1,628
RPM International, Inc.	36,395	1,959

		3,587

Utilities—4.3%
WEC Energy Group, Inc.	47,005	2,757

TOTAL COMMON STOCKS (Identified Cost $46,354)		62,947

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $46,354)		62,947

SECURITIES LENDING COLLATERAL—0.5%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.670%)(3)(4)	295,002	295

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $295)		295

TOTAL INVESTMENTS—99.0% (Identified Cost $46,649)		63,242	(1)
Other assets and liabilities, net—1.0%		619

NET ASSETS—100.0%		$63,861

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$62,947	$62,947
Securities Lending Collateral	295	295

Total Investments	$63,242	$63,242

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—91.7%
Consumer Discretionary—14.5%
Cheesecake Factory, Inc. (The)	207,700	$12,437
Cinemark Holdings, Inc.	357,800	13,725
Sally Beauty Holdings, Inc.(2)	320,000	8,455
Thor Industries, Inc.	124,200	12,426

		47,043

Consumer Staples—4.6%
National Beverage Corp.(2)	159,004	8,122
WD-40 Co.	58,154	6,798

		14,920

Energy—4.3%
Core Laboratories N.V.	117,600	14,117

Financials—14.3%
Artisan Partners Asset Management, Inc. Class A	291,900	8,684
Bank of Hawaii Corp.	146,300	12,975
First Financial Bankshares, Inc.	138,600	6,265
Primerica, Inc.	131,163	9,070
RLI Corp.	149,312	9,426

		46,420

Health Care—6.0%
Anika Therapeutics, Inc.(2)	207,600	10,164
Patterson Cos., Inc.	230,400	9,453

		19,617

Industrials—17.5%
CEB, Inc.	161,482	9,786
CLARCOR, Inc.	76,500	6,309
Graco, Inc.	147,417	12,249
Landstar System, Inc.	114,928	9,803
RBC Bearings, Inc.(2)	132,500	12,297
Sun Hydraulics Corp.	164,000	6,555

		56,999

Information Technology—20.6%
American Software, Inc. Class A	459,391	4,745
Badger Meter, Inc.	309,634	11,441
Cabot Microelectronics Corp.	146,700	9,267
Cass Information Systems, Inc.	171,319	12,604
Cognex Corp.	126,456	8,045

	SHARES	VALUE
Information Technology—(continued)
Jack Henry & Associates, Inc.	125,700	$11,160
Monotype Imaging Holdings, Inc.	501,799	9,961

		67,223

Materials—2.4%
Scotts Miracle-Gro Co. (The) Class A	81,950	7,830

Real Estate—7.5%
HFF, Inc. Class A	295,500	8,939
RE/MAX Holdings, Inc. Class A	277,620	15,547

		24,486

TOTAL COMMON STOCKS (Identified Cost $210,099)		298,655

TOTAL LONG TERM INVESTMENTS—91.7% (Identified Cost $210,099)		298,655

SHORT-TERM INVESTMENT—6.2%
Money Market Mutual Fund—6.2%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.440%)(3)	20,059,792	20,060

TOTAL SHORT-TERM INVESTMENT (Identified Cost $20,060)		20,060

TOTAL INVESTMENTS—97.9% (Identified Cost $230,159)		318,715	(1)
Other assets and liabilities, net—2.1%		6,884

NET ASSETS—100.0%		$325,599

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$298,655	$298,655
Short-Term Investment	20,060	20,060

Total Investments	$318,715	$318,715

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.3%
Consumer Discretionary—9.7%
Fox Factory Holding Corp.(2)	368,860	$10,236
NVR, Inc.(2)	6,188	10,328
Polaris Industries, Inc.(3)	139,790	11,517
Pool Corp.	77,550	8,092

		40,173

Consumer Staples—3.8%
Chefs’ Warehouse, Inc. (The)(2)	265,434	4,194
PriceSmart, Inc.	141,200	11,790

		15,984

Energy—5.3%
Core Laboratories NV	70,600	8,475
Dril-Quip, Inc.(2)	225,700	13,553

		22,028

Financials—16.5%
Artisan Partners Asset Management, Inc. Class A	388,600	11,561
FactSet Research Systems, Inc.	88,990	14,544
MarketAxess Holdings, Inc.	88,732	13,036
Primerica, Inc.	323,100	22,342
RLI Corp.	112,908	7,128

		68,611

Health Care—4.0%
Abaxis, Inc.	317,600	16,760

Industrials—30.4%
Copart, Inc.(2)	329,700	18,269
Donaldson Co., Inc.	234,600	9,872
Exponent, Inc.	128,629	7,756
Graco, Inc.	156,600	13,012
Old Dominion Freight Line, Inc.(2)	216,330	18,559
RBC Bearings, Inc.(2)	122,148	11,336
Teledyne Technologies, Inc.(2)	163,400	20,098
Toro Co. (The)	152,880	8,554
WABCO Holdings, Inc.(2)	174,950	18,571

		126,027

Information Technology—20.3%
Aspen Technology, Inc.(2)	292,800	16,010
Autohome, Inc. ADR(2)	737,210	18,637

	SHARES	VALUE
Information Technology—(continued)
CDW Corp.	399,300	$20,799
Jack Henry & Associates, Inc.	112,000	9,943
Shutterstock, Inc.(2)	392,900	18,671

		84,060

Materials—1.8%
AptarGroup, Inc.	101,400	7,448
Real Estate—2.5%
HFF, Inc. Class A	346,000	10,467

TOTAL COMMON STOCKS (Identified Cost $304,250)		391,558

TOTAL LONG TERM INVESTMENTS—94.3% (Identified Cost $304,250)		391,558

SHORT-TERM INVESTMENT—3.5%
Money Market Mutual Fund—3.5%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.440%)(5)	14,405,339	14,405

TOTAL SHORT-TERM INVESTMENT (Identified Cost $14,405)		14,405

SECURITIES LENDING COLLATERAL—2.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.670%)(4)(5)	11,480,560	11,481

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $11,481)		11,481

TOTAL INVESTMENTS—100.6% (Identified Cost $330,136)		417,444	(1)
Other assets and liabilities, net—(0.6)%		(2,617)

NET ASSETS—100.0%		$414,827

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$391,558	$391,558
Securities Lending Collateral	11,481	11,481
Short-Term Investment	14,405	14,405

Total Investments	$417,444	$417,444

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—86.5%
Consumer Discretionary—12.3%
Fox Factory Holding Corp.(2)	986,473	$27,375
Monro Muffler Brake, Inc.	167,900	9,604
Ollie’s Bargain Outlet Holdings, Inc.(2)	991,400	28,205

		65,184

Consumer Staples—6.6%
Chefs’ Warehouse, Inc. (The)(2)	1,309,800	20,695
PriceSmart, Inc.	169,800	14,178

		34,873

Financials—9.3%
FactSet Research Systems, Inc.	102,450	16,743
Financial Engines, Inc.	122,651	4,508
MarketAxess Holdings, Inc.	92,400	13,575
Morningstar, Inc.	196,128	14,427

		49,253

Health Care—7.6%
Abaxis, Inc.	449,400	23,715
National Research Corp. Class A	876,504	16,653

		40,368

Industrials—19.2%
AAON, Inc.	409,700	13,541
Copart, Inc.(2)	362,250	20,072
HEICO Corp. Class A	366,433	24,881
Old Dominion Freight Line, Inc.(2)	279,700	23,996
Omega Flex, Inc.	343,514	19,154

		101,644

Information Technology—30.0%
ANSYS, Inc.(2)	132,000	12,209
Aspen Technology, Inc.(2)	457,200	25,000
Autohome, Inc. ADR(2)	978,300	24,731
Ellie Mae, Inc.(2)	177,450	14,849
MercadoLibre, Inc.	100,100	15,630
Mesa Laboratories, Inc.	47,100	5,781
NVE Corp.	333,558	23,826
Paycom Software, Inc.(2)	133,700	6,082
Shutterstock, Inc.(2)(3)	651,724	30,970

		159,078

	SHARES	VALUE
Materials—1.5%
UFP Technologies, Inc.(2)	305,902	$7,785

TOTAL COMMON STOCKS (Identified Cost $368,758)		458,185

TOTAL LONG TERM INVESTMENTS—86.5% (Identified Cost $368,758)		458,185

SHORT-TERM INVESTMENT—12.1%
Money Market Mutual Fund—12.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.440%)(5)	63,958,144	63,958

TOTAL SHORT-TERM INVESTMENT (Identified Cost $63,958)		63,958

SECURITIES LENDING COLLATERAL—0.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.670%)(4)(5)	877,500	878

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $878)		878

TOTAL INVESTMENTS—98.8% (Identified Cost $433,594)		523,021	(1)
Other assets and liabilities, net—1.2%		6,489

NET ASSETS—100.0%		$529,510

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$458,185	$458,185
Securities Lending Collateral	878	878
Short-Term Investment	63,958	63,958

Total Investments	$523,021	$523,021

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.8%
U.S. Treasury Bond 2.500%, 2/15/46	$9,320	$8,261

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $9,213)		8,261

MUNICIPAL BONDS—1.0%
California—0.4%
California, State of, Build America Bonds Taxable 7.600%, 11/1/40	1,275	1,921

Georgia—0.2%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	608

New York—0.4%
New York City Transitional Finance Authority Taxable 5.000%, 5/1/40	1,635	1,859

TOTAL MUNICIPAL BONDS (Identified Cost $4,586)		4,388

FOREIGN GOVERNMENT SECURITIES—1.0%
Argentine Republic
144A 7.500%, 4/22/26(4)	505	530
144A 7.625%, 4/22/46(4)	195	195
Kingdom of Bahrain 144A 7.000%, 10/12/28(4)	485	497
Kingdom of Jordan 144A 5.750%, 1/31/27(4)	505	480
Kingdom of Saudi Arabia 144A 3.250%, 10/26/26(4)	510	484
Republic of Costa Rica
144A 4.375%, 4/30/25(4)	265	236
144A 7.000%, 4/4/44(4)	335	307
Republic of Indonesia 144A 3.700%, 1/8/22(4)	265	266
Republic of Panama 3.875%, 3/17/28	495	484
Republic of Turkey 4.875%, 10/9/26	950	881
Sultanate of Oman 144A 4.750%, 6/15/26(4)	250	242

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $4,769)		4,602

MORTGAGE-BACKED SECURITIES—10.5%
Agency—4.2%
FHLMC
5.000%, 7/1/35	211	232
5.000%, 12/1/35	601	669

	PAR VALUE	VALUE
Agency—(continued)
6.000%, 6/1/37	$286	$329
3.500%, 11/1/44	549	562
4.000%, 2/1/45	570	598
3.500%, 3/1/45	652	669
3.000%, 5/1/45	1,933	1,920
3.500%, 4/1/46	765	784
FNMA
6.000%, 5/1/17	1	1
4.000%, 7/1/19	4	4
6.000%, 12/1/32	47	54
6.000%, 11/1/34	393	448
5.500%, 4/1/36	6	7
5.500%, 9/1/36	203	228
6.500%, 5/1/37	325	369
6.000%, 9/1/37	14	17
5.000%, 3/1/38	220	244
5.500%, 4/1/38	176	205
5.500%, 6/1/38	231	261
6.000%, 8/1/38	92	104
5.000%, 9/1/39	251	278
5.500%, 9/1/39	1,238	1,382
4.500%, 9/1/40	520	566
3.500%, 8/1/42	758	782
3.500%, 12/1/42	748	770
3.000%, 3/1/43	692	687
3.000%, 5/1/43	386	385
3.000%, 5/1/45	972	966
3.000%, 8/1/45	343	341
3.500%, 8/1/45	927	950
3.500%, 8/1/45	420	431
3.500%, 12/1/45	165	169
3.500%, 1/1/46	825	846
4.000%, 1/1/46	726	763
3.000%, 2/1/46	1,053	1,047
3.000%, 4/1/46	564	560
3.500%, 6/1/46	733	752

		19,380

Non-Agency—6.3%
American Homes 4 Rent Trust
14-SFR2, C 144A 4.705%, 10/17/36(4)	615	636
15-SFR1, A 144A 3.467%, 4/17/52(4)	902	906

See Notes to Schedules of Investments

1

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.274%, 6/25/33(3)	$410	$395
AMSR Trust
16-SFR1, A 144A 2.136%, 11/17/33(3)(4)	243	242
16-SFR1, C 144A 2.986%, 11/17/33(3)(4)	243	243
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	580	599
Banc of America Funding Trust
04-B, 2A1 3.439%, 11/20/34(3)	168	165
05-1, 1A1 5.500%, 2/25/35	258	259
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	158	159
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.137%, 7/25/35(3)	568	591
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 3.020%, 5/25/34(3)	503	498
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,396	1,430
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(4)	390	398
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	145	146
Colony Starwood Homes Trust 16-2A, C 144A 2.886%, 12/17/33(3)(4)	485	486
Credit Suisse Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	244	231
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.345%, 8/10/44(3)(4)	555	574
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.956%, 10/25/28(3)	560	567
Goldman Sachs Mortgage Securities Trust 07-GG10, A1A 5.793%, 8/10/45(3)	279	282
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	143	144
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	462	403
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(4)	141	141
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07- PW17, A4 5.694%, 6/11/50(3)	1,299	1,322

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	$386	$402
JPMorgan Chase Mortgage Trust
04-A4, 2A1 3.117%, 9/25/34(3)	409	415
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	296	306
16-1, M2 144A 3.750%, 4/25/45(3)(4)	415	412
15-4, 1A4 144A 3.500%, 6/25/45(3)(4)	290	292
16-2, M2 144A 3.750%, 12/25/45(3)(4)	431	427
16-1, A3 144A 3.500%, 5/25/46(4)	1,185	1,195
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 4.373%, 2/25/35(3)	358	326
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	333	335
Morgan Stanley - Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	275	291
15-C22, AS 3.561%, 4/15/48	685	684
15-C26, C 4.411%, 10/15/48(3)	300	295
Morgan Stanley Capital Barclays Bank Trust 16-Mart, A 144A 2.200%, 9/13/31(4)	350	342
Morgan Stanley Capital I Trust
07-T27, A4 5.643%, 6/11/42(3)	1,148	1,161
08-T29, A4 6.275%, 1/11/43(3)	1,441	1,493
07-IQ14, AM 5.690%, 4/15/49(3)	466	457
07-IQ14, A4 5.692%, 4/15/49(3)	667	669
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(4)	470	472
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(3)(4)	480	493
15-2A, A1 144A 3.750%, 8/25/55(3)(4)	480	495
16-1A, A1 144A 3.750%, 3/25/56(3)(4)	241	244
16-4A, B1A 144A 4.500%, 11/25/56(4)	449	466
Novastar Mortgage Funding Trust Series 04-4, M5 2.481%, 3/25/35(3)	545	532
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	422	421
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(3)(4)	224	228
14-4, A6 144A 3.500%, 11/25/44(3)(4)	418	418
15-1, A1 144A 3.500%, 1/25/45(3)(4)	444	447
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(3)(4)	385	376

See Notes to Schedules of Investments

2

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
16-1, A1B, 144A 2.750%, 2/25/55(3)(4)	$154	$154
15-5, A2 144A 3.500%, 5/25/55(3)(4)	480	481
15-2, 1M1 144A 3.250%, 11/25/60(3)(4)	1,245	1,235
Vericrest Opportunity Loan Transfer
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	276	276
16-NPL9, A1 144A 3.500%, 9/25/46(3)(4)	286	286
16-NP11, A1 144A 3.500%, 10/25/46(3)(4)	247	247
15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	245	245
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	460	459
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.673%, 11/15/44(3)(4)	315	337

		28,631

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $47,599)		48,011

ASSET-BACKED SECURITIES—2.0%
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	705	710
Avis Budget Rental Car Funding LLC (AESOP) 16-1A, A 144A 2.990%, 6/20/22(4)	500	499
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(4)	575	574
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	715	713
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(4)	456	450
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(4)	760	772
Drug Royalty II LP 1 14-1, A2 144A 3.484%, 7/15/23(4)	434	431
DT Auto Owner Trust 16-4A C,144A 2.740%, 10/17/22(4)	585	581
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(4)	472	475
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	317	318
MVW Owner Trust 16-1A, A 144A 2.250%, 12/20/33(4)	563	551
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.342%, 9/27/21(3)(4)	780	786

	PAR VALUE	VALUE
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(4)	$169	$168
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(4)	62	62
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(4)	287	286
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(4)	603	606
Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(4)	573	559
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	673	678

TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,231)		9,219

CORPORATE BONDS AND NOTES—19.4%
Consumer Discretionary—2.5%
AMC Entertainment Holdings, Inc. 144A 5.875%, 11/15/26(4)	55	56
Boyd Gaming Corp. 6.875%, 5/15/23	230	248
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(6)	207	215
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	190	206
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(4)	145	148
144A 5.125%, 12/15/21(4)	345	353
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	555	557
Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(4)	200	214
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(4)	385	382
Delphi Automotive plc 3.150%, 11/19/20	425	431
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(4)	35	35
Grupo Televisa SAB 4.625%, 1/30/26	535	541
Landry’s, Inc. 144A 6.750%, 10/15/24(4)	120	122
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(4)	325	327
M/I Homes, Inc. 6.750%, 1/15/21	265	278
MDC Holdings, Inc. 5.500%, 1/15/24	540	560

See Notes to Schedules of Investments

3

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
MPG Holdco I, Inc. 7.375%, 10/15/22	$435	$457
NCL Corp., Ltd. 144A 4.750%, 12/15/21(4)	275	275
New York University 4.142%, 7/1/48	235	221
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(4)	145	146
Priceline Group, Inc. (The) 3.650%, 3/15/25	605	602
QVC, Inc. 4.375%, 3/15/23	600	595
Scientific Games International, Inc. 6.625%, 5/15/21	295	251
SFR (Numericable) Group S.A.
144A 6.000%, 5/15/22(4)	245	252
144A 7.375%, 5/1/26(4)	200	205
Signet UK Finance plc 4.700%, 6/15/24	630	603
Station Casinos LLC 7.500%, 3/1/21	525	551
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(4)	215	226
Toll Brothers Finance Corp.
5.625%, 1/15/24	25	26
4.875%, 11/15/25	760	749
TRI Pointe Group, Inc. 5.875%, 6/15/24	465	481
Wyndham Worldwide Corp. 5.100%, 10/1/25	560	589
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(4)	415	406

		11,308

Consumer Staples—0.8%
AdvancePierre Foods Holdings, Inc. 144A 5.500%, 12/15/24(4)	265	268
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	255	259
3.650%, 2/1/26	525	532
CVS Health Corp. 2.875%, 6/1/26	645	614
Flowers Foods, Inc. 4.375%, 4/1/22	600	630
Safeway, Inc. 7.250%, 2/1/31	335	328
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	475	411
Whole Foods Market, Inc. 5.200%, 12/3/25	420	444

		3,486

Energy—2.2%
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 144A 7.875%, 12/15/24(4)	185	192

	PAR VALUE	VALUE
Energy—(continued)
Antero Midstream Partners LP 144A 5.375%, 9/15/24(4)	$145	$148
Antero Resources Corp. 5.625%, 6/1/23	255	262
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	130	131
Callon Petroleum Co. 144A 6.125%, 10/1/24(4)	85	88
Cheniere Corpus Christi Holdings LLC 144A 5.875%, 3/31/25(4)	280	287
Cimarex Energy Co. 4.375%, 6/1/24	310	322
Concho Resources, Inc. 4.375%, 1/15/25	280	281
Continental Resources, Inc.
5.000%, 9/15/22	280	284
4.500%, 4/15/23	165	163
Diamondback Energy, Inc.
144A 4.750%, 11/1/24(4)	40	39
144A 5.375%, 5/31/25(4)	370	373
Enbridge Energy Partners LP 4.375%, 10/15/20	90	94
Energy Transfer Partners LP
5.200%, 2/1/22	180	193
6.500%, 2/1/42	355	383
EnLink Midstream Partners LP 4.850%, 7/15/26	40	40
EP Energy LLC (Everest Acquisition Finance, Inc.) 144A 8.000%, 11/29/24(4)	45	49
FTS International, Inc. 6.250%, 5/1/22	185	154
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	340	351
Holly Energy Partners LP 144A 6.000%, 8/1/24(4)	35	37
HollyFrontier Corp. 5.875%, 4/1/26	475	485
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	713
Matador Resources Co. 144A 6.875%, 4/15/23(4)	300	316
MPLX LP 4.875%, 12/1/24	785	807
NGL Energy Partners LP 5.125%, 7/15/19	460	459
Noble Holding International Ltd. 7.750%, 1/15/24	110	104
Parsley Energy LLC 144A 6.250%, 6/1/24(4)	530	560
Petroleos Mexicanos 144A 6.875%, 8/4/26(4)	430	454
QEP Resources, Inc. 5.250%, 5/1/23	140	141
Range Resources Corp. 144A 5.000%, 3/15/23(4)	335	332
Rowan Cos., Inc. 4.875%, 6/1/22	555	527

RSP Permian, Inc. 144A 5.250%, 1/15/25(4)	200	202
Sabine Oil & Gas Corp. 7.250%, 6/15/19(5)(11)	510	—	(16)
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	465

See Notes to Schedules of Investments

4

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Sunoco LP 6.375%, 4/1/23	$650	$661
Tesoro Logistics LP 5.250%, 1/15/25	55	56

		10,153

Financials—6.1%
Air Lease Corp. 2.625%, 9/4/18	200	201
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	455	470
Ally Financial, Inc. 5.750%, 11/20/25	295	295
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590	584
Ares Capital Corp.
4.875%, 11/30/18	80	83
3.875%, 1/15/20	221	224
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	595	550
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	440	475
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600	611
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490	480
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	465	493
Banco Nacional de Comercio Exterior SVC 144A 4.375%, 10/14/25(4)	340	333
Banco Santander Chile 144A 3.875%, 9/20/22(4)	430	442
Bancolombia S.A. 5.125%, 9/11/22	580	589
Bank of America Corp.
5.625%, 7/1/20	715	786
4.200%, 8/26/24	475	483
Bank of New York Mellon Corp. (The) 2.800%, 5/4/26	525	505
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555	573
Berkshire Hathaway, Inc. 3.125%, 3/15/26	120	119
Capital One Financial Corp.
4.200%, 10/29/25	540	541
3.750%, 7/28/26	495	479
Citigroup, Inc. 4.050%, 7/30/22	600	620
Compass Bank 3.875%, 4/10/25	705	670
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640	616
Discover Financial Services 3.950%, 11/6/24	570	564

	PAR VALUE	VALUE
Financials—(continued)
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	$485	$467
Ford Motor Credit Co., LLC 5.750%, 2/1/21	535	587
FS Investment Corp.
4.250%, 1/15/20	525	528
4.750%, 5/15/22	115	115
General Motors Financial Co., Inc.
4.200%, 3/1/21	235	242
3.450%, 4/10/22	85	84
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	659
5.750%, 1/24/22	875	983
Hutchison Whampoa International Ltd. Series 12 144A 6.000% (3)(4)(7)(8)	680	687
ICAHN Enterprises LP 5.875%, 2/1/22	175	175
ING Groep NV 6.000% (3)(7)(8)	445	435
iStar Financial, Inc. 5.000%, 7/1/19	270	272
Jefferies Group LLC 6.875%, 4/15/21	260	296
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	465
Korea Finance Corp. 4.625%, 11/16/21	430	466
Leucadia National Corp. 5.500%, 10/18/23	460	487
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	617
Lincoln National Corp. 4.200%, 3/15/22	915	967
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	542
Manulife Financial Corp. 4.150%, 3/4/26	490	511
Morgan Stanley
5.500%, 7/28/21	300	332
4.350%, 9/8/26	585	596
6.375%, 7/24/42	610	783
Navient Corp. 7.250%, 9/25/23	100	103
OM Asset Management plc 4.800%, 7/27/26	500	473
PKO Finance AB 144A 4.630%, 9/26/22(4)(13)	575	594
Prudential Financial, Inc. 5.625%, 6/15/43(3)(8)	585	608
S&P Global, Inc. 4.000%, 6/15/25	570	585
Santander Holdings USA, Inc. 2.700%, 5/24/19	490	489
Societe Generale S.A. 144A 4.750%, 11/24/25(4)	535	537
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(4)	55	56
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	500
Tervita Escrow Corp. 144A 7.625%, 12/1/21(4)	35	36

See Notes to Schedules of Investments

5

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Trinity Acquisition plc
3.500%, 9/15/21	$40	$40
4.400%, 3/15/26	195	197
UBS AG 7.625%, 8/17/22	500	567
Woodside Finance Ltd. 144A 3.700%, 9/15/26(4)	125	122

		27,989

Health Care—1.4%
Abbott Laboratories
3.400%, 11/30/23	105	105
3.750%, 11/30/26	370	367
AbbVie, Inc.
2.850%, 5/14/23	300	291
3.600%, 5/14/25	200	198
3.200%, 5/14/26	300	285
Cardinal Health, Inc.
3.200%, 3/15/23	300	302
3.750%, 9/15/25	485	500
Envision Healthcare Corp. 144A 6.250%, 12/1/24(4)	85	90
Forest Laboratories LLC 144A 4.875%, 2/15/21(4)	485	521
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	100	104
HCA, Inc.
5.375%, 2/1/25	265	266
5.250%, 6/15/26	190	196
IASIS Healthcare LLC 8.375%, 5/15/19	240	210
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	255	263
Mylan NV
144A 3.000%, 12/15/18(4)	150	151
144A 3.150%, 6/15/21(4)	135	132
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(4)	365	325
Owens & Minor, Inc. 3.875%, 9/15/21	110	110
Shire Acquisitions Investments 2.400%, 9/23/21	195	188
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	295	315
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	478	496
Team Health, Inc. 144A 7.250%, 12/15/23(4)	20	23
Tenet Healthcare Corp.
4.463%, 6/15/20(3)	115	116

	PAR VALUE	VALUE
Health Care—(continued)
4.500%, 4/1/21	$330	$330
144A 7.500%, 1/1/22(4)	15	16
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	295	272
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	60	51
144A 5.500%, 3/1/23(4)	155	117
Zoetis, Inc. 3.450%, 11/13/20	130	133

		6,473

Industrials—1.3%
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	171	176
Allegiant Travel Co. 5.500%, 7/15/19	85	88
Bombardier, Inc. 144A 4.750%, 4/15/19(4)	355	359
Carpenter Technology Corp. 4.450%, 3/1/23	560	535
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	693	721
99-2, C2 AMBC 6.236%, 3/15/20	323	339
00-1, A1 8.048%, 11/1/20	556	617
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(4)	415	432
GATX Corp. 3.250%, 9/15/26	80	75
Masco Corp.
5.950%, 3/15/22	330	365
4.450%, 4/1/25	190	193
Owens Corning 3.400%, 8/15/26	500	474
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(4)	225	227
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(4)	200	218
TransDigm, Inc.
6.000%, 7/15/22	345	361
6.500%, 5/15/25	140	147
Wheels Up Finance I LLC
16-01, A 0.500%, 6/30/17(3)(11)(14)	25	25
16-01, A 7.500%, 6/30/24(11)	544	538

		5,890

Information Technology—0.7%
Apple, Inc. 3.250%, 2/23/26	485	485
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)

See Notes to Schedules of Investments

6

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
144A 5.450%, 6/15/23(4)	$105	$111
144A 6.020%, 6/15/26(4)	100	108
144A 8.100%, 7/15/36(4)	210	250
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625	633
Flex Ltd. 4.750%, 6/15/25	595	629
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	335	344
Oracle Corp. 2.400%, 9/15/23	60	58
Verisk Analytics, Inc. 4.000%, 6/15/25	585	592

		3,210

Materials—1.1%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	810	836
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	214
Equate Petrochemical BV 144A 4.250%, 11/3/26(4)	485	463
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(4)	495	492
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	854
NewMarket Corp. 4.100%, 12/15/22	649	661
Novelis Corp.
144A 6.250%, 8/15/24(4)	25	27
144A 5.875%, 9/30/26(4)	370	375
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(4)	485	501
Scotts Miracle-Gro Co. (The) 144A 5.250%, 12/15/26(4)	45	45
Standard Industries, Inc. 144A 6.000%, 10/15/25(4)	365	384

		4,852

Real Estate—1.8%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	295	293
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	163
Communications Sales & Leasing, Inc. (CSL Capital LLC) 144A 7.125%, 12/15/24(4)	370	375
CoreCivic, Inc. 5.000%, 10/15/22	465	466
Corporate Office Properties LP 3.600%, 5/15/23	610	586
Developers Diversified Realty Corp.
7.875%, 9/1/20	475	553
3.500%, 1/15/21	385	391
Digital Realty Trust LP 5.250%, 3/15/21	540	586
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	591

	PAR VALUE	VALUE
Real Estate—(continued)
EPR Properties 4.750%, 12/15/26	$225	$222
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	375	369
Kilroy Realty LP 4.375%, 10/1/25	550	564
Kimco Realty Corp. 3.400%, 11/1/22	535	542
MPT Operating Partnership LP
6.375%, 3/1/24	55	58
5.500%, 5/1/24	275	278
5.250%, 8/1/26	20	20
National Retail Properties, Inc. 4.000%, 11/15/25	170	173
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	464
Select Income REIT 4.500%, 2/1/25	590	570
Sovran Acquisition LP 3.500%, 7/1/26	295	283
Welltower, Inc. 4.000%, 6/1/25	625	638

		8,185

Telecommunication Services—0.8%
Altice Financing S.A. 144A 6.625%, 2/15/23(4)	200	206
AT&T, Inc. 3.875%, 8/15/21	1,185	1,222
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240	240
Frontier Communications Corp. 10.500%, 9/15/22	370	390
Qwest Corp. 7.250%, 9/15/25	360	386
Sprint Spectrum Co., LLC (Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC) 144A 3.360%, 9/20/21(4)	200	201
T-Mobile USA, Inc. 6.375%, 3/1/25	265	284
Telefonica Emisiones SAU 4.570%, 4/27/23	510	535
Zayo Group LLC (Zayo Capital, Inc.) 6.375%, 5/15/25	190	199

		3,663

Utilities—0.7%
Dominion Resources, Inc. 2.962%, 7/1/19(3)	50	51
Duke Energy Corp. 2.650%, 9/1/26	515	480
Dynegy, Inc. 7.375%, 11/1/22	405	389
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630	651
Southern Power Co. 4.150%, 12/1/25	665	688
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610	634

See Notes to Schedules of Investments

7

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(3)(4)	$455	$463

		3,356

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $88,123)		88,565

LOAN AGREEMENTS(3)—1.8%
Consumer Discretionary—0.4%
Boyd Gaming Corp. Tranche B-2 3.756%, 9/15/23	116	117
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	393	397
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	180	182
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.) First Lien, 5.000%, 7/8/22	121	123
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23	193	193
Laureare Education, Inc. 2021 Extended, 8.868%, 3/17/21	193	194
Station Casinos LLC Tranche B, 3.750%, 6/8/23	181	184
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	318	320
UFC Holdings LLC First Lien 5.000%, 8/18/23	227	231

		1,941

Consumer Staples—0.1%
Albertson’s Cos., LLC Tranche B-4, 3.750%, 8/25/21	353	357

Energy—0.1%
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	271

Health Care—0.4%
CHG Healthcare Services, Inc. (CHG Buyer Co.) First Lien, 4.750%, 6/7/23	251	254
Community Health Systems, Inc. (CHS) Tranche H, 4.000%, 1/27/21	280	272
Concordia International Corp. (f/k/a Concordia Healthcare Corp.) 5.250%, 10/21/21	183	144
Inventiv Group Holdings, Inc. 4.750%, 11/9/23	146	148
MMM Holdings, Inc. 9.750%, 6/30/19	91	89
MPH Acquisition Holdings LLC 5.000%, 6/7/23	112	114
MSO of Puerto Rico, Inc. 9.750%, 6/30/19	66	65

	PAR VALUE	VALUE
Health Care—(continued)
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	$197	$198
Quorum Health Corp. 6.750%, 4/29/22	225	221
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	293	296

		1,801

Industrials—0.3%
84 Lumber Co. 6.750%, 10/25/23	295	297
Advanced Disposal Services, Inc. 3.500%, 11/10/23	41	42
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	243	243
Navistar, Inc. Tranche B, 6.500%, 8/7/20	294	298
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	355	355
Zodiac Pool Solutions LLC First Lien, 5.500%, 12/20/23	75	76

		1,311

Information Technology—0.2%
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	88	89
First Data Corp. Tranche 2022-C, 3.756%, 7/8/22	337	341
NXP B.V. (NXP Funding LLC) Tranche F, 3.297%, 12/7/20	214	215
On Semiconductor 4.020%, 3/31/23	124	126
Rackspace Hosting, Inc. Tranche B, First Lien, 0.000%, 11/3/23(15)	86	87
SS&C European Holdings S.a.r.l.
Tranche B-1, 4.010%, 7/8/22	121	123
Tranche B-2, 4.010%, 7/8/22	12	13
Western Digital Corp. Tranche B-1, 4.520%, 4/29/23	35	36

		1,030

Materials—0.0%
Anchor Glass Container Corp. First Lien, 4.250%, 12/7/23	43	43

INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	15	15

		58

See Notes to Schedules of Investments

8

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Real Estate—0.0%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	$206		$210

Telecommunication Services—0.1%
T-Mobile USA, Inc. Senior Lien 3.520%, 11/9/22	246		249
UPC Financing Partnership 4.080%, 8/31/24	154		156

			405

Utilities—0.2%
NRG Energy, Inc. 3.520%, 6/30/23	607		614
Vistra Operations Company LLC (f/k/a TEX Operations Co., LLC)
5.000%, 8/4/23	170		172
Tranche C, 5.000%, 8/4/23	38		39

			825

TOTAL LOAN AGREEMENTS (Identified Cost $8,158)			8,209

	SHARES
PREFERRED STOCKS—1.3%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	610	(9)	615

Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	450	(9)	452
Citigroup, Inc. Series T, 6.250%(3)	605	(9)	623
JPMorgan Chase & Co. Series Z, 5.300%(3)	110	(9)	113
KeyCorp Series D, 5.000%(3)	490	(9)	452
M&T Bank Corp. Series F, 5.125%(3)	190	(9)	184
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(9)	470
PNC Financial Services Group, Inc. (The) Series S, 5.000%(3)	490	(9)	473
Wells Fargo & Co. Series K, 7.980%(3)	730	(9)	763
Zions Bancorp 6.950%(2)	23,200		650

			4,180

Industrials—0.3%
General Electric Co. Series D, 5.000%(3)	1,273	(9)	1,321

TOTAL PREFERRED STOCKS (Identified Cost $5,910)			6,116

	SHARES	VALUE
COMMON STOCKS—59.4%
Consumer Discretionary—14.2%
Amazon.com, Inc.(2)	11,120	$8,339
Bayerische Motoren Werke AG Sponsored ADR(2)	66,440	2,060
Bridgestone Corp. ADR	94,905	1,713
Ctrip.Com International Ltd. ADR(2)	71,900	2,876
Fuji Heavy Industries Ltd. ADR	107,710	2,187
Home Depot, Inc. (The)	32,780	4,395
Las Vegas Sands Corp.	120,980	6,462
Netflix, Inc.(2)	39,130	4,844
NIKE, Inc. Class B	109,570	5,569
Priceline Group, Inc. (The)(2)	4,630	6,788
Ross Stores, Inc.	87,460	5,737
Sony Corp. Sponsored ADR	67,610	1,895
Starbucks Corp.	140,700	7,812
TripAdvisor, Inc.(2)	63,680	2,953
WPP plc Sponsored ADR	13,220	1,463

		65,093

Consumer Staples—5.8%
British American Tobacco plc Sponsored ADR	14,965	1,686
Colgate-Palmolive Co.	40,780	2,669
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	108,310	1,793
Costco Wholesale Corp.	27,930	4,472
Marine Harvest ASA Sponsored ADR(2)	118,485	2,148
Mead Johnson Nutrition Co.	28,350	2,006
Monster Beverage Corp.(2)	145,230	6,439
Philip Morris International, Inc.	59,820	5,473

		26,686

Energy—4.0%
Cabot Oil & Gas Corp.	85,330	1,993
Core Laboratories NV	29,470	3,538
Petroleo Brasileiro S.A. Sponsored ADR(2)	174,190	1,761
Pioneer Natural Resources Co.	18,270	3,290
Schlumberger Ltd.	42,610	3,577
Statoil ASA Sponsored ADR	112,250	2,047
Technip S.A. ADR	118,465	2,111

		18,317

Financials—4.4%
American International Group, Inc.	35,335	2,308
Bank of America Corp.	277,240	6,127

See Notes to Schedules of Investments

9

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Charles Schwab Corp. (The)	82,910	$3,272
DBS Group Holdings Ltd. Sponsored ADR	48,925	2,336
Mizuho Financial Group, Inc. ADR	559,080	2,007
ORIX Corp. Sponsored ADR	26,140	2,035
Societe Generale SA Sponsored ADR	227,525	2,234

		20,319

Health Care—6.6%
Allergan plc(2)	10,870	2,283
BioMarin Pharmaceutical, Inc.(2)	43,970	3,642
Bristol-Myers Squibb Co.	92,960	5,433
Celgene Corp.(2)	64,260	7,438
Danaher Corp.	44,940	3,498
Icon plc(2)	22,785	1,713
Shire plc ADR	10,445	1,780
Zoetis, Inc.	80,690	4,319

		30,106

Industrials—4.8%
Airbus Group SE ADR	126,550	2,078
Ashtead Group plc ADR	32,355	2,569
IMAX Corp.(2)	70,385	2,210
Nidec Corp. Sponsored ADR	98,670	2,115
RELX plc Sponsored ADR	101,140	1,817
Roper Technologies, Inc.	21,070	3,858
Safran SA ADR	124,200	2,232
Union Pacific Corp.	25,640	2,658
Westinghouse Air Brake Technologies Corporation	27,212	2,259

		21,796

Information Technology—16.4%
Accenture plc Class A	31,500	3,690
Activision Blizzard, Inc.	75,090	2,712
Alibaba Group Holding Ltd. Sponsored ADR(2)	95,950	8,425
Alphabet, Inc. Class A(2)	7,340	5,817
Amphenol Corp. Class A	95,580	6,423
Broadcom Ltd.	12,420	2,195
Check Point Software Technologies Ltd.(2)	19,600	1,655
CoStar Group, Inc.(2)	18,070	3,406
Facebook, Inc. Class A(2)	165,540	19,045
Gartner, Inc.(2)	14,160	1,431
Paycom Software, Inc.(2)	61,170	2,783
SAP SE Sponsored ADR	25,925	2,241

	SHARES	VALUE
Information Technology—(continued)
Visa, Inc. Class A	96,350	$7,517
Workday, Inc. Class A(2)	54,600	3,609
Yandex N.V. Class A(2)	201,390	4,054

		75,003

Materials—1.5%
Ecolab, Inc.	32,760	3,840
Fortescue Metals Group Ltd. Sponsored ADR	75,765	635
Toray Industries, Inc. ADR	146,445	2,358

		6,833

Real Estate—0.4%
Lendlease Group Sponsored ADR	172,425	1,814

Telecommunication Services—1.0%
KDDI Corp. ADR	134,715	1,704
Nippon Telegraph & Telephone Corp. ADR	42,525	1,789
Spark New Zealand Ltd. Sponsored ADR	116,065	1,359

		4,852

Utilities—0.3%
Korea Electric Power Corp. Sponsored ADR	67,875	1,254

TOTAL COMMON STOCKS (Identified Cost $270,245)		272,073

AFFILIATED MUTUAL FUND—0.8%
Virtus Credit Opportunities Fund Class R6(10)	357,054	3,538

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,569)		3,538

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $451,403)		452,982	(12)

TOTAL INVESTMENTS—99.0% (Identified Cost $451,403)		452,982	(1)
Other assets and liabilities, net—1.0%		4,801

NET ASSETS—100.0%		$457,783

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
REIT	Real Estate Investment Trust

See Notes to Schedules of Investments

10

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $54,488 or 11.9% of net assets.

(5)	Security in default, no interest payments are being received.
(6)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(7)	No contractual maturity date.
(8)	Interest payments may be deferred.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(11)	Illiquid security.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(14)	Coupon represents commitment fee for unfunded portion of the loan.
(15)	This loan will settle after December 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(16)	Amount is less than $500 (reported in thousands).

See Notes to Schedules of Investments

11

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	76%
Japan	4
China	3
United Kingdom	3
France	2
Singapore	1
Germany	1
Other	10

Total	100%

† % of total investments as of December 31, 2016

See Notes to Schedules of Investments

12

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,219	$—	$9,219	$—
Corporate Bonds and Notes	88,565	—	88,002	563
Foreign Government Securities	4,602	—	4,602	—
Loan Agreements	8,209	—	8,209	—
Mortgage-Backed Securities	48,011	—	48,011	—
Municipal Bonds	4,388	—	4,388	—
U.S. Government Securities	8,261	—	8,261	—
Equity Securities:
Affiliated Mutual Fund	3,538	3,538	—	—
Common Stocks	272,073	272,073	—	—
Preferred Stocks	6,116	650	5,466	—

Total Investments	$452,982	$276,261	$176,158	$563

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds and Notes	Loan Agreements
Balance as of March 31, 2016	$694	$—	$694
Accrued discount/(premium)	— (c)	— (c)	— (c)
Realized Gain (loss)	1	—	1
Change in unrealized appreciation (depreciation)	104	(16)	120
Purchases	1,133	1,133	—
Sales(b)	(1,098)	(554)	(544)
Transfers into Level 3(a)(d)	—	—	—
Transfers from Level 3(a)(d)	(271)	—	(271)

Balance as of December 31, 2016(e)	$563	$563	$—

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers from Level 3 are due to an increase in trading activities at period end. Transfers into Level 3 are due to a decrease in trading activities at period end.
(e)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Consumer Discretionary—27.1%
Amazon.com, Inc.(2)	21,532	$16,146
Ctrip.Com International Ltd. ADR(2)	138,750	5,550
Home Depot, Inc. (The)	63,285	8,485
Las Vegas Sands Corp.	232,963	12,443
Netflix, Inc.(2)	75,190	9,309
NIKE, Inc. Class B	211,570	10,754
Priceline Group, Inc. (The)(2)	8,906	13,057
Ross Stores, Inc.	168,796	11,073
Starbucks Corp.	270,881	15,039
TripAdvisor, Inc.(2)	122,401	5,676

		107,532

Consumer Staples—10.2%
Colgate-Palmolive Co.	78,417	5,132
Costco Wholesale Corp.	53,747	8,605
Mead Johnson Nutrition Co.	54,725	3,872
Monster Beverage Corp.(2)	279,473	12,392
Philip Morris International, Inc.	115,137	10,534

		40,535

Energy—6.0%
Cabot Oil & Gas Corp.	165,611	3,869
Core Laboratories N.V.	56,889	6,829
Pioneer Natural Resources Co.	35,210	6,340
Schlumberger Ltd.	81,935	6,878

		23,916

Financials—4.6%
Bank of America Corp.	535,310	11,830
Charles Schwab Corp. (The)	159,428	6,293

		18,123

Health Care—11.8%
BioMarin Pharmaceutical, Inc.(2)	84,546	7,004
Bristol-Myers Squibb Co.	178,686	10,442
Celgene Corp.(2)	123,662	14,314
Danaher Corp.	86,592	6,740
Zoetis, Inc.	155,007	8,298

		46,798

Industrials—4.2%
Roper Technologies, Inc.	40,529	7,420
Union Pacific Corp.	49,100	5,091

	SHARES	VALUE
Industrials—(continued)
Wabtec Corp.	51,930	$4,311

		16,822

Information Technology—33.5%
Accenture plc Class A	60,598	7,098
Activision Blizzard, Inc.	144,750	5,227
Alibaba Group Holding Ltd. Sponsored ADR(2)	184,770	16,225
Alphabet, Inc. Class A(2)	14,147	11,211
Amphenol Corp. Class A	184,358	12,389
CoStar Group, Inc.(2)	34,811	6,561
Facebook, Inc. Class A(2)	318,720	36,669
Gartner, Inc.(2)	27,300	2,759
Paycom Software, Inc.(2)	117,152	5,329
Visa, Inc. Class A	185,574	14,478
Workday, Inc. Class A(2)	105,351	6,963
Yandex N.V. Class A(2)	386,104	7,772

		132,681

Materials—1.9%
Ecolab, Inc.	63,106	7,397

TOTAL COMMON STOCKS (Identified Cost $264,526)		393,804

TOTAL LONG TERM INVESTMENTS—99.3% (Identified Cost $264,526)		393,804

TOTAL INVESTMENTS—99.3% (Identified Cost $264,526)		393,804	(1)
Other assets and liabilities, net—0.7%		2,698

NET ASSETS—100.0%		$396,502

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
China	6
Russia	2

Total	100%

† % of total investments as of December 31, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$393,804	$393,804

Total Investments	$393,804	$393,804

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—4.3%
Argentine Republic
144A 7.500%, 4/22/26(4)	$300		$315
144A 7.875%, 6/15/27(4)	235		233
Series NY 8.280%, 12/31/33	294		316
144A 7.125%, 7/6/36(4)	150		143
Bolivarian Republic of Venezuela
7.000%, 12/1/18	35		23
RegS 7.750%, 10/13/19(5)	34		19
RegS 8.250%, 10/13/24(5)	40		19
RegS 7.650%, 4/21/25(5)	320		147
9.375%, 1/13/34	245		115
Dominican Republic 144A 6.875%, 1/29/26(4)	100		104
Federative Republic of Brazil
8.500%, 1/5/24	390	BRL	105
5.625%, 1/7/41	140		125
Federative Republic of Brazil Treasury Note Series F,
10.000%, 1/1/23	570	BRL	165
10.000%, 1/1/25	230	BRL	66
Kingdom of Bahrain 144A 7.000%, 10/12/28(4)	200		205
Kingdom of Jordan 144A 5.750%, 1/31/27(4)	200		190
Kingdom of Morocco 144A 5.500%, 12/11/42(4)	200		203
Kingdom of Saudi Arabia 144A 3.250%, 10/26/26(4)	210		199
Provincia de Buenos Aires 144A 9.125%, 3/16/24(4)	150		164
Republic of Chile 5.500%, 8/5/20	95,000	CLP	149
Republic of Colombia
4.375%, 3/21/23	386,000	COP	112
9.850%, 6/28/27	157,000	COP	61
Republic of Costa Rica 144A 7.000%, 4/4/44(4)	200		184
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(4)	200		195
Republic of El Salvador 144A 6.375%, 1/18/27(4)	260		240
Republic of Indonesia Series FR56, 8.375%, 9/15/26	2,683,000	IDR	205
Republic of Romania 144A 6.750%, 2/7/22(4)	80		91
Republic of South Africa
Series R203, 8.250%, 9/15/17	1,125	ZAR	82
Series R208, 6.750%, 3/31/21	910	ZAR	63
4.300%, 10/12/28	200		185
Republic of Turkey

	PAR VALUE		VALUE
9.000%, 3/8/17	$250	TRY	$71
6.250%, 9/26/22	200		208
4.875%, 10/9/26	485		450
4.875%, 4/16/43	200		161
Russian Federation 144A 7.850%, 3/10/18(4)	10,000	RUB	161
Sultanate of Oman 144A 4.750%, 6/15/26(4)	235		227
Ukraine 144A 7.750%, 9/1/26(4)	160		150
United Mexican States
Series M, 6.500%, 6/9/22	2,041	MXN	95
4.750%, 3/8/44	70		64

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,554)			6,010

MORTGAGE-BACKED SECURITIES—5.9%
Agency—1.2%
FHLMC 3.500%, 4/1/46	237		243
FNMA
3.500%, 12/1/42	225		231
3.000%, 4/1/43	260		259
4.000%, 10/1/44	226		238
3.500%, 1/1/45	167		171
3.500%, 12/1/45	157		161
3.500%, 1/1/46	90		92
3.000%, 2/1/46	315		313

			1,708

Non-Agency—4.7%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	180		186
15-SFR2, C 144A 4.691%, 10/17/45(4)	205		211
15-SFR1, A 144A 3.467%, 4/17/52(4)	141		141
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.274%, 6/25/33(3)	115		111
AMSR Trust 16-SFR1, D 144A 3.136%, 11/17/33(3)(4)	145		145
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	30		30
Bank of America (Countrywide) Asset-Backed Certificates
05-1, AF5A 5.137%, 7/25/35(3)	172		179
05-12, 2A4 4.809%, 2/25/36(3)	150		150

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	$145	$155
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(4)	120	122
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	101
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	48	48
15-A, A1 144A 3.500%, 6/25/58(3)(4)	125	126
Colony American Finance Ltd. 15-1 144A 2.896%, 10/15/47(4)	121	120
Colony Starwood Homes Trust 16-2A, C 144A 2.886%, 12/17/33(3)(4)	145	145
Credit Suisse Commercial Mortgage-Backed Trust 07-C5, A1AM 5.870%, 9/15/40(3)	174	163
Credit Suisse Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	70	66
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.345%, 8/10/44(3)(4)	160	165
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(3)(4)	130	131
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	54	54
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	59	51
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	33	34
06-HI1, M1 6.010%, 2/25/36(3)	26	26
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(3)	119	118
JPMorgan Chase Mortgage Trust
14-1, 1A1 144A 3.937%, 1/25/44(3)(4)	116	120
16-1, M2 144A 3.750%, 4/25/45(3)(4)	114	114
16-2, M2 144A 3.750%, 12/25/45(3)(4)	218	216
11-C4, A4, 144A 4.388%, 7/15/46(4)	120	129
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 4.373%, 2/25/35(3)	102	93
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	203	199
05-2, 2A1 6.000%, 1/25/35	101	105

	PAR VALUE	VALUE
Non-Agency—(continued)
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	$151	$157
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	57	58
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(3)(4)	105	102
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C26, C 4.411%, 10/15/48(3)	155	152
Morgan Stanley Capital I Trust 07-IQ14, AM 5.690%, 4/15/49(3)	137	134
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(4)	100	100
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	54	53
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	70	70
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	73	74
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	122	122
Sequoia Mortgage Trust
14-4, A6 144A 3.500%, 11/25/44(3)(4)	123	123
15-1, A1 144A 3.500%, 1/25/45(3)(4)	127	128
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 02-AL1, A3 3.450%, 2/25/32	81	80
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(3)(4)	115	112
15-3, A1B 144A 3.000%, 3/25/54(3)(4)	151	152
15-6, M1 144A 3.750%, 4/25/55(3)(4)	100	98
15-5, A2 144A 3.500%, 5/25/55(3)(4)	100	100
15-2, 1M1 144A 3.250%, 11/25/60(3)(4)	345	342
Vericrest Opportunity Loan Transfer
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	80	80
16-NPL9, A1 144A 3.500%, 9/25/46(3)(4)	97	97
15-NPL2, A1 144A 3.375%, 2/25/55(3)(4)	69	70
15-NPL3, A1 144A 3.375%, 10/25/58(3)(4)	66	66
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	165	165

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.673%, 11/15/44(3)(4)	$150	$160

		6,549

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $8,296)		8,257

ASSET-BACKED SECURITIES—1.8%
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(4)	254	254
15-1A, C 144A 3.580%, 6/15/21(4)	400	400
CarNow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(4)	140	139
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(4)	145	145
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	49	49
Drive Auto Receivables Trust 16-CA, C 144A 3.020%, 11/15/21(4)	140	140
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(4)	140	141
15-A1, C 144A 4.100%, 12/15/20(4)	165	168
15-2A, C 144A 3.900%, 3/15/21(4)	175	177
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	234	234
Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(4)	130	132
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(4)	210	210
Leaf Receivables Funding 9 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	105	102
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	198	186

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,484)		2,477

CORPORATE BONDS AND NOTES—21.3%
Consumer Discretionary—2.8%
AMC Entertainment Holdings, Inc. 144A 5.875%, 11/15/26(4)	30	31
Beazer Homes USA, Inc. 5.750%, 6/15/19	95	99
Boyd Gaming Corp. 6.875%, 5/15/23	80	86

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(4)	$55	$56
Cablevision Systems Corp. 5.875%, 9/15/22	160	156
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(14)	39	41
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	65	68
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	150	162
CBS Radio, Inc. 144A 7.250%, 11/1/24(4)	10	10
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	260	261
Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(4)	200	214
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(4)	105	104
Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(4)	45	47
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(4)	10	10
Landry’s, Inc. 144A 6.750%, 10/15/24(4)	45	46
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(4)	60	60
M/I Homes, Inc. 6.750%, 1/15/21	90	94
MDC Holdings, Inc. 5.500%, 1/15/24	155	161
Meritor, Inc. 6.750%, 6/15/21	60	62
MPG Holdco I, Inc. 7.375%, 10/15/22	160	168
NCL Corp., Ltd. 144A 4.750%, 12/15/21(4)	125	125
New York University 4.142%, 7/1/48	105	99
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(4)	65	65
QVC, Inc. 5.125%, 7/2/22	135	140
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(4)	100	106
Scientific Games International, Inc.
6.625%, 5/15/21	110	93
144A 7.000%, 1/1/22(4)	110	119
SFR (Numericable) Group S.A. 144A 6.000%, 5/15/22(4)	215	221
Signet UK Finance plc 4.700%, 6/15/24	165	158
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(4)	95	100

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Toll Brothers Finance Corp.
5.625%, 1/15/24	$40	$42
4.875%, 11/15/25	175	172
TRI Pointe Group, Inc. 5.875%, 6/15/24	165	171
VTR Finance BV 144A 6.875%, 1/15/24(4)	200	207
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(4)	150	147

		3,901

Consumer Staples—0.6%
AdvancePierre Foods Holdings, Inc. 144A 5.500%, 12/15/24(4)	95	96
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	100	102
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	202
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	65	65
Post Holdings, Inc. 144A 5.000%, 8/15/26(4)	125	120
Safeway, Inc. 7.250%, 2/1/31	95	93
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	175	151

		829

Energy—5.8%
Alberta Energy Co., Ltd. 8.125%, 9/15/30	65	78
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 144A 7.875%, 12/15/24(4)	85	88
American Midstream Partners LP 144A 8.500%, 12/15/21(4)	70	70
Anadarko Petroleum Corp.
4.850%, 3/15/21	30	32
5.550%, 3/15/26	40	45
6.600%, 3/15/46	85	105
Antero Midstream Partners LP 144A 5.375%, 9/15/24(4)	45	46
Antero Resources Corp. 5.625%, 6/1/23	90	93
Archrock Partners LP 6.000%, 10/1/22	150	146
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	60	60
Callon Petroleum Co. 144A 6.125%, 10/1/24(4)	50	52
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	120	124
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(4)	145	158
Cimarex Energy Co. 4.375%, 6/1/24	85	88

	PAR VALUE	VALUE
Energy—(continued)
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	$190	$88
Concho Resources, Inc. 4.375%, 1/15/25	85	85
CONSOL Energy, Inc. 5.875%, 4/15/22	65	64
Continental Resources, Inc.
5.000%, 9/15/22	95	96
4.500%, 4/15/23	60	59
Diamondback Energy, Inc.
144A 4.750%, 11/1/24(4)	20	20
144A 5.375%, 5/31/25(4)	120	121
Ecopetrol S.A. 5.375%, 6/26/26	170	169
Enbridge Energy Partners LP 4.375%, 10/15/20	30	31
Encana Corp. 3.900%, 11/15/21	60	60
Energy Transfer Equity LP 5.875%, 1/15/24	180	187
EnLink Midstream Partners LP 4.850%, 7/15/26	15	15
EnQuest plc 144A 7.000%, 4/15/22(4)	208	152
EP Energy LLC (Everest Acquisition Finance, Inc.)
6.375%, 6/15/23	90	72
144A 8.000%, 11/29/24(4)	5	5
FTS International, Inc. 6.250%, 5/1/22	90	75
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(4)(7)	200	213
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	98
Holly Energy Partners LP 144A 6.000%, 8/1/24(4)	15	16
HollyFrontier Corp. 5.875%, 4/1/26	170	174
KazMunayGas National Co. 144A 6.375%, 4/9/21(4)	200	218
Kinder Morgan, Inc. 7.750%, 1/15/32	165	202
Laredo Petroleum, Inc. 7.375%, 5/1/22	115	120
Linn Energy LLC 6.500%, 5/15/19(12)	150	64
Lukoil International Finance BV 144A 4.563%, 4/24/23(4)	200	202
Matador Resources Co. 144A 6.875%, 4/15/23(4)	170	179
MPLX LP 4.875%, 12/1/24	225	231
Newfield Exploration Co. 5.375%, 1/1/26	170	173
NGL Energy Partners LP 5.125%, 7/15/19	160	160
Noble Holding International Ltd. 7.750%, 1/15/24	40	38
Occidental Petroleum Corp.
3.400%, 4/15/26	5	5
4.400%, 4/15/46	140	142

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	$210	$56
Parker Drilling Co. 7.500%, 8/1/20	190	172
Parsley Energy LLC 144A 6.250%, 6/1/24(4)	195	206
Petrobras Global Finance BV
5.375%, 1/27/21	120	117
8.375%, 5/23/21	60	65
8.750%, 5/23/26	260	281
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17(5)	30	24
144A 6.000%, 5/16/24(4)	490	190
Petroleos Mexicanos
144A 6.875%, 8/4/26(4)	155	164
6.500%, 6/2/41	195	183
PHI, Inc. 5.250%, 3/15/19	70	66
QEP Resources, Inc.
6.875%, 3/1/21	75	80
5.250%, 5/1/23	107	108
Range Resources Corp. 144A 5.000%, 3/15/23(4)	155	154
Regency Energy Partners LP
5.875%, 3/1/22	75	82
5.000%, 10/1/22	45	48
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200	197
RSP Permian, Inc. 144A 5.250%, 1/15/25(4)	90	91
Sabine Oil & Gas Corp. 7.250%, 6/15/19(12)(13)	185	—	(17)
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160	171
SM Energy Co.
6.125%, 11/15/22	70	71
6.500%, 1/1/23	70	71
State Oil Co. (Republic of Azerbaijan) 6.950%, 3/18/30	200	210
Sunoco LP 6.375%, 4/1/23	335	341
Tesoro Logistics LP 5.250%, 1/15/25	25	26
Transocean, Inc.
144A 9.000%, 7/15/23(4)	40	41
6.800%, 3/15/38	45	35
Weatherford International PLC 144A 9.875%, 2/15/24(4)	45	48
YPF S.A. 144A 8.500%, 3/23/21(4)	95	102

		8,119

	PAR VALUE		VALUE
Financials—4.4%
Akbank TAS 144A 7.500%, 2/5/18(4)	$600	TRY	$163
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	175		181
Ally Financial, Inc. 5.750%, 11/20/25	115		115
Ares Capital Corp. 3.625%, 1/19/22	90		87
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(4)	200		202
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	200		215
Banco de Bogota S.A. 144A 6.250%, 5/12/26(4)	200		205
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	190		205
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	90		95
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		200
Bancolombia S.A. 5.125%, 9/11/22	215		218
Bank of America Corp.
4.200%, 8/26/24	140		142
4.450%, 3/3/26	25		26
Bank of China Ltd. 144A 5.000%, 11/13/24(4)	200		207
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	35,000	CLP	54
Citigroup, Inc. 4.600%, 3/9/26	135		139
Citizens Financial Group, Inc. 5.500%(3)(8)	175		173
Compass Bank 3.875%, 4/10/25	250		238
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	250		241
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		206
FS Investment Corp. 4.750%, 5/15/22	185		184
Genworth Holdings, Inc. 4.900%, 8/15/23	105		87
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(4)	200		205
ICAHN Enterprises LP
6.000%, 8/1/20	70		72
5.875%, 2/1/22	100		100
ING Groep NV 6.000%(3)(6)(8)	200		196
iStar Financial, Inc.
4.875%, 7/1/18	65		65
5.000%, 7/1/19	100		101
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		194
Leucadia National Corp. 5.500%, 10/18/23	70		74
Morgan Stanley

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
144A 10.090%, 5/3/17(4)	$300	BRL	$91
4.350%, 9/8/26	85		87
Navient Corp. 7.250%, 9/25/23	35		36
OM Asset Management plc 4.800%, 7/27/26	150		142
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	240		248
Prudential Financial, Inc.
5.875%, 9/15/42(3)	100		105
5.625%, 6/15/43(3)(6)	75		78
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(3)(4)(7)	200		203
Springleaf Finance Corp. 5.250%, 12/15/19	75		76
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(4)	25		25
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150		147
Tervita Escrow Corp. 144A 7.625%, 12/1/21(4)	25		26
Toronto-Dominion Bank (The) 3.625%, 9/15/31(3)	60		59
Voya Financial, Inc. 5.650%, 5/15/53(3)	155		153
Woodside Finance Ltd. 144A 3.700%, 9/15/26(4)	25		24

			6,090

Health Care—1.3%
Abbott Laboratories
3.400%, 11/30/23	35		35
3.750%, 11/30/26	115		114
Centene Corp. 4.750%, 1/15/25	145		142
Concordia International Corp.
144A 9.000%, 4/1/22(4)	35		30
144A 7.000%, 4/15/23(4)	35		11
Endo Finance LLC 144A 6.000%, 7/15/23(4)	140		124
Envision Healthcare Corp. 144A 6.250%, 12/1/24(4)	30		32
HCA, Inc.
5.375%, 2/1/25	80		80
5.250%, 6/15/26	55		57
IASIS Healthcare LLC 8.375%, 5/15/19	105		92
inVentiv Health, Inc.
144A 9.000%, 1/15/18(4)	20		20
144A 7.500%, 10/1/24(4)	60		63
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	75		77
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(4)	120		127

	PAR VALUE	VALUE
Health Care—(continued)
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(4)	$145	$129
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	115	123
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	167	173
Team Health, Inc. 144A 7.250%, 12/15/23(4)	10	11
Tenet Healthcare Corp.
5.500%, 3/1/19	40	40
4.500%, 4/1/21	90	90
144A 7.500%, 1/1/22(4)	5	5
8.125%, 4/1/22	40	38
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(4)	60	52
144A 7.500%, 7/15/21(4)	5	4
144A 5.625%, 12/1/21(4)	5	4
144A 7.250%, 7/15/22(4)	105	86

		1,759

Industrials—1.9%
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(4)	20	20
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	68	70
Allegiant Travel Co. 5.500%, 7/15/19	30	31
Bombardier, Inc.
RegS 4.750%, 4/15/19(5)	25	25
144A 6.125%, 1/15/23(4)	140	134
CEB, Inc. 144A 5.625%, 6/15/23(4)	120	117
Cemex Finance LLC 144A 6.000%, 4/1/24(4)	200	206
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	192	200
99-2, C2 AMBC 6.236%, 3/15/20	93	97
01-1, A1 6.703%, 6/15/21	61	64
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	107
GATX Corp. 3.250%, 9/15/26	25	24
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	115	111
Hawaiian Airlines Pass-Through Certificates 13-1B, B 4.950%, 1/15/22	141	140
Masco Corp.
5.950%, 3/15/22	130	144

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
4.450%, 4/1/25	$45	$46
Navistar International Corp. 8.250%, 11/1/21	90	91
Owens Corning 3.400%, 8/15/26	120	114
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(4)	200	190
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(4)	60	65
Standard Industries, Inc. 144A 5.500%, 2/15/23(4)	40	41
TransDigm, Inc.
6.000%, 7/15/22	130	136
6.500%, 5/15/25	50	53
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	159	171
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	82	82
Wheels Up Finance I LLC
16-01, A 0.500%, 6/30/17(3)(13)(16)	8	8
16-01, A 7.500%, 6/30/24(13)	167	166

		2,653

Information Technology—0.5%
Blackboard, Inc. 144A 9.750%, 10/15/21(4)	98	101
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.450%, 6/15/23(4)	30	32
144A 6.020%, 6/15/26(4)	30	32
144A 8.100%, 7/15/36(4)	60	71
Inception Merger Sub, Inc. (Rackspace Hosting, Inc.) 144A 8.625%, 11/15/24(4)	260	276
NXP BV 144A 4.625%, 6/1/23(4)	200	211
WESCO Distribution, Inc. 144A 5.375%, 6/15/24(4)	50	50

		773

Materials—2.0%
AK Steel Corp. 7.500%, 7/15/23	80	89
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	260	268
ArcelorMittal 6.125%, 6/1/25	175	193
Berry Plastics Corp. 5.125%, 7/15/23	110	112
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(4)(6)	205	230
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(4)	100	106
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70	71
Equate Petrochemical BV 144A 4.250%, 11/3/26(4)	200	191
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	75	75

	PAR VALUE		VALUE
Materials—(continued)
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	$60		$70
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	55		51
3.875%, 3/15/23	80		74
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100		107
Graphic Packaging International, Inc. 4.125%, 8/15/24	155		148
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(4)	200		199
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200		201
Novelis Corp.
144A 6.250%, 8/15/24(4)	10		11
144A 5.875%, 9/30/26(4)	135		137
Reynolds Group Issuer, Inc.
144A 5.125%, 7/15/23(4)	30		31
144A 7.000%, 7/15/24(4)	5		5
Scotts Miracle-Gro Co. (The) 144A 5.250%, 12/15/26(4)	15		15
Standard Industries, Inc. 144A 6.000%, 10/15/25(4)	95		100
Teck Resources Ltd.
144A 8.000%, 6/1/21(4)	15		17
144A 8.500%, 6/1/24(4)	25		29
Vale Overseas Ltd. 5.875%, 6/10/21	105		110
Vedanta Resources plc 144A 6.000%, 1/31/19(4)	200		203

			2,843

Real Estate—0.4%
Communications Sales & Leasing, Inc. (CSL Capital LLC) 144A 7.125%, 12/15/24(4)	170		172
EPR Properties 4.750%, 12/15/26	60		59
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	120		120
MPT Operating Partnership LP
6.375%, 3/1/24	15		16
5.500%, 5/1/24	90		91
5.250%, 8/1/26	10		10
Select Income REIT 4.500%, 2/1/25	165		159

			627

Telecommunication Services—1.0%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	87
AT&T, Inc.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
4.800%, 6/15/44	$110	$104
5.650%, 2/15/47	55	59
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(4)	35	37
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200	173
Frontier Communications Corp.
6.250%, 9/15/21	75	71
10.500%, 9/15/22	130	137
GTH Finance BV 144A 7.250%, 4/26/23(4)	200	215
Qwest Corp. 7.250%, 9/15/25	80	86
Sprint Communications, Inc. 6.000%, 11/15/22	150	151
T-Mobile USA, Inc. 6.375%, 3/1/25	80	86
Windstream Corp. 7.750%, 10/1/21	85	88
Zayo Group LLC (Zayo Capital, Inc.) 6.375%, 5/15/25	55	58

		1,352

Utilities—0.6%
AmeriGas Partners LP 5.500%, 5/20/25	65	66
Dynegy, Inc. 7.375%, 11/1/22	130	125
Lamar Funding Ltd. 144A 3.958%, 5/7/25(4)	200	184
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	145	163
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	120	114
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(3)(4)	160	163

		815

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $30,300)		29,761

LOAN AGREEMENTS(3)—3.8%
Consumer Discretionary—0.8%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	53	52
Bass Pro Group LLC 5.970%, 12/15/23	175	174
Caesars Entertainment Operating Co., Inc. (f/k/a Harrah’s Operating Co., Inc.)
Tranche B-6, 1.500%, 3/1/17(14)	37	42
Tranche B-4, 0.750%, 10/31/17(14)	42	50
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	149	151
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	72	73

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.) First Lien, 5.000%, 7/8/22	$47	$48
Cengage Learning, Inc. 16 Refinancing Term, 5.250%, 6/7/23	49	47
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23	97	97
Graton Resort & Casino Tranche B, 5.510%, 9/1/22	46	46
Harbor Freight Tools USA, Inc. 3.887%, 8/18/23	68	69
Laureare Education, Inc. Tranche 2021 Extended, 8.868%, 3/17/21	87	87
Leslie’s Poolmart, Inc. Tranche B 5.250%, 8/16/23	61	62
Transtar Holding Co. Second Lien, 13.500%, 10/9/19(14)	77	1
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	92	92
UFC Holdings LLC First Lien 5.000%, 8/18/23	72	73

		1,164

Consumer Staples—0.3%
Albertson’s Cos., LLC Tranche B-4, 3.750%, 8/25/21	128	130
ASP MSG Acquisitions, Co., Inc. 6.000%, 8/16/23	112	114
Chobani LLC (Chobani Idaho LLC) First Lien, 5.250%, 10/9/23	28	29
Coty, Inc. Tranche B, 3.092%, 10/27/22	22	22
Galleria Co. Tranche B, 3.750%, 1/26/23	44	44
Kronos, Inc. Second Lien, 9.250%, 11/1/24	38	39

		378

Energy—0.3%
California Resources Corp. 11.375%, 12/31/21	80	89
Chesapeake Energy Corp. Trance A, 8.500%, 8/23/21	24	26
EP Energy LLC (f/k/a Everest Acquisition LLC) 9.750%, 6/30/21	120	126
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	101
Seadrill Operating LP 4.000%, 2/21/21	101	70

		412

Financials—0.1%
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	90	93

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	$130	$124

		217

Health Care—0.5%
21st Century Oncology Holdings, Inc. Tranche B, 7.125%, 4/30/22(12)	31	29
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	33	33
CHG Healthcare Services, Inc. (f/k/a CHG Buyer Co.) First Lien, 4.750%, 6/7/23	97	99
Concordia International Corp. (f/k/a Concordia Healthcare Corp.) 5.250%, 10/21/21	51	40
Inventiv Group Holdings, Inc. 4.750%, 11/9/23	43	43
MMM Holdings, Inc. 9.750%, 6/30/19	40	39
MPH Acquisition Holdings LLC 5.000%, 6/7/23	41	42
MSO of Puerto Rico, Inc. 9.750%, 6/30/19	29	28
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	97	97
Quorum Health Corp. 6.750%, 4/29/22	48	48
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	122	123
U.S. Renal Care, Inc. First Lien, 0.000%, 12/30/22(9)	120	113

		734

Industrials—0.5%
84 Lumber Co. 6.750%, 10/25/23	145	146
Coinstar LLC Tranche B, First Lien 6.125%, 9/27/23	54	55
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	88	88
Navistar, Inc. Tranche B, 6.500%, 8/7/20	90	91
PAE Holding Corp. First Lien, 6.500%, 10/20/22	46	46
Quikrete International, Inc. 0.000%, 11/15/23(9)	15	15
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	210	210
Zodiac Pool Solutions LLC First Lien 5.500%, 12/20/23	40	40

		691

Information Technology—0.6%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	51	51

	PAR VALUE	VALUE
Information Technology—(continued)
Avaya, Inc. Tranche B-7, 0.000%, 5/29/20(9)	$70	$61
Blackboard, Inc. Tranche B-4 First Lien, 6.000%, 6/30/21	111	112
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	33	33
First Data Corp. Tranche 2022C, 3.756%, 7/8/22	146	148
Information Resources, Inc. (f/k/a Symphonyiri Group, Inc.) 0.000%, 12/20/23(9)	10	10
Masergy Communications, Inc. Tranche B, First Lien, 5.500%, 12/15/23	30	30
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	77	77
On Semiconductor 4.020%, 3/31/23	43	44
Presidio LLC (f/k/a Presidio, Inc.) Refinancing Term, 5.250%, 2/2/22	106	108
Rackspace Hosting, Inc. Tranche B, First Lien, 4.500%, 11/3/23	53	54
Veritas US, Inc. 0.000%, 1/27/23(9)	95	88
Western Digital Corp. Tranche B-1, 4.520%, 4/29/23	11	11

		827

Materials—0.3%
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	35	35
Second Lien, 8.750%, 12/7/24	38	39
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	137	125
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	11	11
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	119	121
Platform Specialty Services Tranche B-5, 4.500%, 6/7/20	85	86
PQ Corp. Tranche B-1, 5.250%, 11/4/22	24	24

		441

Real Estate—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	83	84

Utilities—0.3%
APLP Holdings LP 6.000%, 4/13/23	137	139
NRG Energy, Inc. 3.520%, 6/30/23	144	146

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—(continued)
Vistra Operations Company LLC (f/k/a Tex Operations Co., LLC)
5.000%, 8/4/23	$64		$65
Tranche C, 5.000%, 8/4/23	15		16

			366

TOTAL LOAN AGREEMENTS (Identified Cost $5,345)			5,314

	SHARES
PREFERRED STOCKS—1.4%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	200	(10)	202

Financials—1.1%
Citigroup, Inc. Series J, 7.125%(3)	7,400		207
Citigroup, Inc. Series T, 6.250%(3)	205	(10)	211
JPMorgan Chase & Co. Series V, 5.000%(3)	80	(10)	80
JPMorgan Chase & Co. Series Z, 5.300%(3)	35	(10)	36
KeyCorp Series D, 5.000%(3)	145	(10)	134
M&T Bank Corp. Series F, 5.125%(3)	70	(10)	68
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(10)	149
PNC Financial Services Group, Inc. (The) Series S, 5.000%(3)	145	(10)	140
SunTrust Bank, Inc. 5.625%(3)	55	(10)	56
Wells Fargo & Co. Series K, 7.980%(3)	165	(10)	172
Zions Bancorp 6.950%(3)	8,300		232

			1,485

Industrials—0.2%
General Electric Co. Series D, 5.000%(3)	227	(10)	236

TOTAL PREFERRED STOCKS (Identified Cost $1,885)			1,923

COMMON STOCKS—59.0%
Consumer Discretionary—14.0%
Amazon.com, Inc.(2)	3,340		2,505
Bayerische Motoren Werke AG Sponsored ADR(2)	21,595		670
Bridgestone Corp. ADR	31,015		560
Ctrip.Com International Ltd. ADR(2)	21,180		847

	SHARES	VALUE
Consumer Discretionary—(continued)
Fuji Heavy Industries Ltd. ADR	35,245	$715
Home Depot, Inc. (The)	9,650	1,294
Las Vegas Sands Corp.	35,640	1,904
Netflix, Inc.(2)	11,520	1,426
NIKE, Inc. Class B	32,270	1,640
Priceline Group, Inc. (The)(2)	1,340	1,965
Ross Stores, Inc.	25,830	1,694
Sony Corp. Sponsored ADR	22,315	625
Starbucks Corp.	41,460	2,302
TripAdvisor, Inc.(2)	18,770	870
WPP plc Sponsored ADR	4,310	477

		19,494

Consumer Staples—5.8%
British American Tobacco plc Sponsored ADR	4,895	551
Colgate-Palmolive Co.	12,010	786
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	35,150	582
Costco Wholesale Corp.	8,290	1,327
Marine Harvest ASA Sponsored ADR(2)	38,720	702
Mead Johnson Nutrition Co.	8,360	592
Monster Beverage Corp.(2)	42,880	1,901
Philip Morris International, Inc.	17,620	1,612

		8,053

Energy—4.0%
Cabot Oil & Gas Corp.	25,150	588
Core Laboratories NV	8,670	1,041
Pacific Exploration and Production Corp.(2)	920	37
Petroleo Brasileiro S.A. Sponsored ADR(2)	57,540	582
Pioneer Natural Resources Co.	5,420	976
Schlumberger Ltd.	12,570	1,055
Statoil ASA Sponsored ADR	36,875	673
Technip S.A. ADR	38,910	693

		5,645

Financials—4.5%
American International Group, Inc.	11,545	754
Bank of America Corp.	81,650	1,805
Charles Schwab Corp. (The)	24,490	967
DBS Group Holdings Ltd. Sponsored ADR	15,980	763
Mizuho Financial Group, Inc. ADR	181,690	652
ORIX Corp. Sponsored ADR	8,495	661

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Societe Generale SA Sponsored ADR	74,045	$727

		6,329

Health Care—6.5%
Allergan plc(2)	3,530	741
BioMarin Pharmaceutical, Inc.(2)	12,970	1,074
Bristol-Myers Squibb Co.	27,340	1,598
Celgene Corp.(2)	18,970	2,196
Danaher Corp.	13,250	1,031
Icon plc(2)	7,470	562
Shire plc ADR	3,445	587
Zoetis, Inc.	23,830	1,276

		9,065

Industrials—4.9%
Airbus Group SE ADR	42,010	690
Ashtead Group plc ADR	10,570	839
IMAX Corp.(2)	22,900	719
Nidec Corp. Sponsored ADR	32,070	687
RELX plc Sponsored ADR	32,815	590
Roper Technologies, Inc.	6,200	1,135
Safran SA ADR	40,420	726
Union Pacific Corp.	7,550	783
Westinghouse Air Brake Technologies Corp.	8,003	665

		6,834

Information Technology—16.0%
Accenture plc Class A	9,330	1,093
Activision Blizzard, Inc.	22,110	798
Alibaba Group Holding Ltd. Sponsored ADR(2)	28,300	2,485
Alphabet, Inc. Class A(2)	2,200	1,743
Amphenol Corp. Class A	28,210	1,896
Broadcom Ltd.	4,165	736
Check Point Software Technologies Ltd.(2)	6,450	545
CoStar Group, Inc.(2)	5,330	1,005
Facebook, Inc. Class A(2)	48,780	5,612
Gartner, Inc.(2)	4,180	423
Paycom Software, Inc.(2)	18,020	820
SAP SE Sponsored ADR	7,930	685
Visa, Inc. Class A	28,390	2,215
Workday, Inc. Class A(2)	16,100	1,064
Yandex N.V. Class A(2)	59,380	1,195

		22,315

	SHARES	VALUE
Materials—1.5%
Ecolab, Inc.	9,620	$1,128
Fortescue Metals Group Ltd. Sponsored ADR	24,600	206
Toray Industries, Inc. ADR	47,510	765

		2,099

Real Estate—0.4%
Lendlease Group Sponsored ADR	56,025	589

Telecommunication Services—1.1%
KDDI Corp. ADR	44,030	557
Nippon Telegraph & Telephone Corp. ADR	14,070	592
Spark New Zealand Ltd. Sponsored ADR	37,935	444

		1,593

Utilities—0.3%
Korea Electric Power Corp. Sponsored ADR	22,280	412

TOTAL COMMON STOCKS (Identified Cost $81,632)		82,428

AFFILIATED MUTUAL FUND—1.3%
Virtus Credit Opportunities Fund Class R6(11)	177,261	1,757

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,772)		1,757

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $138,268)		137,927	(15)

TOTAL INVESTMENTS—98.8% (Identified Cost $138,268)		137,927	(1)
Other assets and liabilities, net—1.2%		1,644

NET ASSETS—100.0%		$139,571

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
REIT	Real Estate Investment Trust

Foreign Currencies

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $24,445 or 17.5% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date.
(9)	This loan will settle after December 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(12)	Security in default, no interest payments are being received.
(13)	Illiquid security.
(14)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(15)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(16)	Represents the unfunded portion of security and commitment fee earned on this portion.
(17)	Amount is less than $500 (reported in thousands).

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	68%
Japan	4
China	3
United Kingdom	3
France	2
Brazil	2
Russia	1
Other	17

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,477	$—	$2,477	$—
Corporate Bonds and Notes	29,761	—	29,587	174
Foreign Government Securities	6,010	—	6,010	—
Loan Agreements	5,314	—	5,313	1
Mortgage-Backed Securities	8,257	—	8,257	—
Equity Securities:
Affiliated Mutual Fund	1,757	1,757	—	—
Common Stocks	82,428	82,428	—	—
Preferred Stocks	1,923	439	1,484	—

Total Investments	$137,927	$84,624	$53,128	$175

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total		Corporate Bonds and Notes	Loan Agreements
Balance as of March 31, 2016	$294		$—	$294
Accrued discount/(premium)	—	(c)	— (c)	—	(c)
Realized Gain (loss)	—	(c)	—	—	(c)
Change in unrealized appreciation (depreciation)	1		(5)	6
Purchases	349		349	—
Sales(b)	(368)		(170)	(198)
Transfers into Level 3(a)(d)	—		—	—
Transfers from Level 3(a)(d)	(101)		—	(101)

Balance as of December 31, 2016(e)	$175		$174	$1

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers from Level 3 are due to an increase in trading activities at period end. Transfers into Level 3 are due to a decrease in trading activities at period end.
(e)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Equity Trust (the “Trust”), a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Options contracts

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

D. SECURITIES LENDING

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2016, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Contrarian Value Fund	$9,350	$9,658
Mid-Cap Core Fund	$2,462	$2,507
Mid-Cap Growth Fund	$2,551	$2,597
Quality Large-Cap Value Fund	$291	$295
Small-Cap Core Fund	$11,396	$11,481
Small-Cap Sustainable Growth Fund	$855	$878

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At December 31, 2016, the Strategic Allocation Fund and Tactical Allocation Fund aggregate values of illiquid securities were $563 and $174, or 0.1% and 0.1% of the Fund’s net assets, respectively. These securities have been identified on the Schedule of Investments.

At December 31, 2016, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3 — FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At December 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Contrarian Value Fund	$140,294	$77,157	$(8,288)	$68,869
Enhanced Core Equity Fund – Investments (Including Purchased Options)	153,969	13,000	(1,179)	11,821
Enhanced Core Equity Fund – Written Options	(435)	58	(124)	(66)
Mid-Cap Core Fund	59,859	7,208	(1,056)	6,152
Mid-Cap Growth Fund	63,289	26,312	(4,685)	21,627
Quality Large-Cap Value Fund	46,649	17,301	(708)	16,593
Quality Small-Cap Fund	230,159	94,126	(5,570)	88,556
Small-Cap Core Fund	330,422	103,943	(16,921)	87,022
Small-Cap Sustainable Growth Fund	433,594	93,799	(4,372)	89,427
Strategic Allocation Fund	451,946	16,185	(15,149)	1,036
Strategic Growth Fund	265,461	139,186	(10,843)	128,343
Tactical Allocation Fund	138,477	5,267	(5,817)	(550)

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    2/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    2/28/2017

By (Signature and Title)*	/s/ W.Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    2/28/2017

* Print the name and title of each signing officer under his or her signature.